Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
11.	Property and equipment, net
Property and equipment consist of the following:

	December 31,
	2019	2020
	RMB	RMB
Gross carrying amount
Servers, computers and equipment	142,236	186,874
Leasehold improvements	32,038	34,244
Others	10,603	11,002

Tota l	184,877	232,120

Less: accumulated depreciation	(88,191)	(137,565)

Property and equipment, net	96,686	94,555

Depreciation expense for the years ended December 31, 2018, 2019 and 2020 were RMB26,818, RMB45,455 and RMB 58,440, respectively.